1933 Act
                                                                     Rule 497(j)

                                                                November 5, 2001


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:      Phoenix Life Variable Universal Life Account
         Phoenix Life Insurance Company
         Registration Nos. 033-06793 and 811-4721

To the Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus (Version A and Version B) that would have been filed under rule 497(b) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on Form S-6 pursuant to Rule 485(b) on October 29, 2001.

Please call the undersigned at (860) 403-5788 if you have any questions concerning this filing.

                                        Very truly yours,


                                        /s/ Richard J. Wirth
                                        ----------------------------------------
                                        Richard J. Wirth, Counsel
                                        Phoenix Life Insurance Company